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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-21284

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                      AllianzGI Convertible & Income Fund
               (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

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                      Date of fiscal year end: February 29

          Date of reporting period: July 1, 2015 through June 30, 2016

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Item 1. Proxy Voting Record

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21284
Reporting Period: 07/01/2015 - 06/30/2016
AllianzGI Convertible & Income Fund









===================== AllianzGI Convertible & Income Fund ======================


GOODRICH PETROLEUM CORPORATION

Ticker:       GDPM           Security ID:  382410405
Meeting Date: APR 08, 2016   Meeting Type: Special
Record Date:  FEB 05, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       Against      Management
2     Approve the Conversion of the Series B  For       For          Management
      Preferred Stock Into Common Stock
3     Approve the Conversion of the Series C  For       For          Management
      Preferred Stock Into Common Stock
4     Approve the Conversion of the Series D  For       For          Management
      Preferred Stock Into Common Stock
5     Approve the Conversion of the Series E  For       For          Management
      Preferred Stock Into Common Stock

========== END NPX REPORT

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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianzGI Convertible & Income Fund

By (Signature and Title)*:  /s/ Thomas J. Fuccillo
                            --------------------------------------------
                            Name: Thomas J. Fuccillo
                            Title: President and Chief Executive Officer

Date: August 24, 2016

*   Print the name and title of each signing officer under his or her signature.